RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
The following table sets forth the total compensation to our Board of Directors, Group Chief Executive Officer, Group Chief Financial Officer and Group General Counsel, who are considered to be key management personnel of the Company, as defined by IAS 24, Related Party Disclosures:

	2024	2023	2022

Short-term employee benefits	9	11	21
Share-based payment*	19	11	9
Termination benefits	—	—	—
Total compensation to the Board of Directors and senior management**	28	22	30
*Share-based payment represents the expense as recognized in accordance with IFRS 2, Share based payments, under VEON Ltd.’s Deferred Share Plan, Short-Term Incentive Plan and Long Term Incentive Plans as described in Note 5.
** The number of directors and senior managers vary from year to year. The group of individuals we consider to be senior managers has changed in recent years, including in 2022, a determination that the chief executive officers of our operating companies should no longer be classified as senior managers and in 2023 the reduction in the Group Executive Committee. As a result, for 2023 reporting, we have changed the total compensation perimeter for the Board of Directors and senior managers to reflect this internal view. Total compensation paid to the Board of Directors and senior management approximates the amount charged in the consolidated income statement for that year with the exception of the share-based payment in 2024, 2023 and 2022.

Schedule of compensation paid to group executive committee
The following table sets forth the total remuneration expense to the Group Executive Committee for the periods indicated (gross amounts whole US$ equivalents). For further details on compensation and changes to the Board of Directors and Group Executive Committee, please refer to the Explanatory notes below.

In whole US dollars	Kaan Terzioglu	Joop Brakenhoff	Omiyinka Doris	Serkan Okandan
	Group CEO	Group CFO and Former Group Chief Internal Audit & Compliance Officer*	Group General Counsel**	Former Group CFO***
2024
Short-term employee benefits
Base salary	1,376,535	817,739	700,919	—
Annual incentive	2,150,836	512,723	219,738	—
Other	320,801	137,627	120,714	—
Long-term employee benefits	—	—	—	—
Share-based payments ****	6,203,914	1,767,039	1,667,980	—
Termination benefits	—	—	—	—
Total remuneration expense	10,052,086	3,235,128	2,709,351	—

2023
Short-term employee benefits
Base salary	1,430,580	739,619	655,998	467,128
Annual incentive	1,171,039	425,894	398,268	529,839
Other	222,048	228,442	114,495	439,509
Long-term employee benefits	—	—	—	—
Share-based payments *****	5,022,173	1,386,365	716,884	1,557,481
Termination benefits	—	—	—	—
Total remuneration expense	7,845,840	2,780,320	1,885,645	2,993,957
* Mr. Brakenhoff was appointed as Group Chief Financial Officer on May 1, 2023.
** Ms. Doris was appointed as Group General Counsel on June 1, 2023.
*** Mr. Okandan remained a GEC member until April 30, 2023.
**** The share-based payment expense as shown above is recognized in accordance with IFRS 2. This expense includes DSP awards and LTIP market condition-based awards granted in 2023 and 2024, which will vest on December 31, 2025 and December 31, 2026, respectively. It also includes LTIP market condition-based award granted in 2022 that did not vest as of December 31, 2024 as the market condition not satisfied, accordingly the recipients did not receive these awards. Refer to Note 5 for further discussion of the awards and share-based payment accounting policies. Individual awards for each Group Executive Committee member where applicable are detailed within Item 6B – Compensation.
***** The share-based payment expense as shown above is recognized in accordance with IFRS 2. This expense includes DSP awards and LTIP market condition-based awards granted in 2022 and 2023, having vesting date of December 31, 2024 and December 31, 2025, respectively. It also includes LTIP market condition-based award granted in 2021 that did not vest as of December 31, 2023 as the market condition not satisfied, accordingly the recipients did not receive these awards. Refer to Note 5 for further discussion of the awards and share-based payment accounting policies. Individual awards for each Group Executive Committee member where applicable are detailed within Item 6B – Compensation.